EARNINGS/(LOSS) PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE
8.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per ordinary share

Basic earnings/(loss) per ordinary share for the Group is computed by dividing the loss after taxation of US$21,985,000 (2021: Profit of US$819,000) for the six-month period ended June 30, 2022 by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares.

The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	June 30, 2022	June 30, 2021
Basic earnings per share denominator	117,158,466	83,606,810

Potentially Dilutive Instruments:
Issuable on conversion of Exchangeable notes	2,858,707	18,263,254
Issuable on conversion of Convertible note	7,912,148	-
Issuable on exercise of options	1,290,542	6,162,708
Issuable on exercise of warrants	8,508,287	-
Diluted earnings per share denominator	137,728,150	108,032,772

Diluted earnings per ordinary share

Diluted earnings per share is computed by dividing the adjusted profit or loss attributable to ordinary equity holders of the parent entity, and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares.

In the six months ended June 30, 2022 and June 30, 2021, issuances of ordinary shares under the Potentially Dilutive Instruments were anti-dilutive as their conversion to ordinary shares would not increase loss per share.

The profit/(loss) after tax for the period may be reconciled to the amount that would be used in the diluted earnings per ordinary share calculation if the potentially dilutive instruments were not anti-dilutive as follows:

	June 30, 2022 US$’000	June 30, 2021 US$‘000
Profit/(loss) after tax for the period	(21,985)	819
Fair value adjustments of derivative financial instruments related to Exchangeable Notes	-	(1,017)
Fair value adjustments of derivative financial instruments related to warrants	130	-
Cash interest expense for Exchangeable notes	292	1,998
Accretion interest on Exchangeable notes	84	323
Accretion interest on Convertible note	120	-
Cash interest expense for Convertible note	49	-
Adjusted profit/(loss) after tax	(21,310)	2,123